Debt - Corporate Credit Facility (Details) - Credit Facilities - Revolving Credit Facility - JPMorgan Chase Bank, N.A.		3 Months Ended	12 Months Ended
	Jan. 10, 2017 USD ($) extension	Mar. 31, 2019	Dec. 31, 2018 USD ($)	Apr. 05, 2019 USD ($)
Line of Credit Facility [Line Items]
Maximum principal amount of credit facility	$ 1,000,000,000.0			$ 750,000,000
Number of extension options | extension	2
Extension term	6 months
Extension commitment fee	0.10%
Maximum amount available for draw			$ 1,000,000,000.0
Percentage of unused amount		0.35%	0.35%
Minimum
Line of Credit Facility [Line Items]
Percentage of unused amount		0.25%	0.25%
Maximum
Line of Credit Facility [Line Items]
Percentage of unused amount		0.35%	0.35%
LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate, percent		2.25%	2.25%
Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate, percent		1.25%	1.25%
Accordion Feature
Line of Credit Facility [Line Items]
Maximum principal amount increase	$ 1,500,000,000			$ 1,125,000,000